INVENTORY (Tables)	12 Months Ended
Mar. 31, 2023
Inventory Disclosure [Abstract]
SCHEDULE OF INVENTORY
	As of March 31, 2023 ($)	As of March 31, 2022 ($)
Raw Materials*	251,273	328,621
Work in Progress	-	84,716
Finished Goods	80,275	21,766
Total	331,548	435,103

*	During Fiscal 2023, the Company write-down approximately $114 thousand (Fiscal Year 2022: $ Nil) of inventory on account of compliance with the revised Automotive Industry Standards (AIS)-156 and AIS-038 regulations issued by the Govt of India w.r.t EV batteries. These charges were recorded in Cost of Revenue in the consolidated statements of operations.